Janus Investment Fund

Perkins Mid Cap Value Fund
Perkins Value Plus Income Fund

Supplement dated March 19, 2015
to Currently Effective Prospectuses

Effective March 19, 2015, the following replaces the corresponding information for each of Perkins Mid Cap Value Fund and Perkins Value Plus Income Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Mid Cap Value Fund’s Prospectuses:

Portfolio Managers: Thomas M. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2015.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Value Plus Income Fund’s Prospectuses:

Portfolio Managers: Theodore M. Thome, CFA, is Portfolio Manager of the equity portion of the Fund, which he has managed or co-managed since inception. Gibson Smith, Chief Investment Officer Fixed Income of Janus Capital, is Executive Vice President of the Fund and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since inception. Darrell Watters is Executive Vice President of the Fund and Co-Portfolio Manager of the fixed-income portion of the Fund, which he has co-managed since inception.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Perkins Mid Cap Value Fund

Co-Portfolio Managers Thomas M. Perkins, Kevin Preloger, and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Thomas M. Perkins is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Perkins has co-managed Perkins Mid Cap Value Fund and the Fund’s predecessor since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Perkins Mid Cap Value Fund, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Justin Tugman, CFA, is Co-Portfolio Manager of Perkins Mid Cap Value Fund, which he has co-managed since March 2015. He is also Portfolio Manager of other Janus accounts. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

Perkins Value Plus Income Fund

Equity Investments
Portfolio Manager Theodore M. Thome is responsible for the day-to-day management of the Fund’s equity investments.

Theodore M. Thome, CFA, is Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. Mr. Thome joined Perkins in September 2002 as a research analyst covering the healthcare industry. He holds a Bachelor of Science degree in Life Science from the United States Military Academy at West Point and a Master of Business Administration with concentrations in finance and accounting from the University of Chicago Booth School of Business. Mr. Thome holds the Chartered Financial Analyst designation.

Fixed-Income Investments
Co-Portfolio Managers Gibson Smith and Darrell Watters jointly share responsibility for the day-to-day management of the Fund’s fixed-income investments, with no limitation on the authority of one co-portfolio manager in relation to the other.

Gibson Smith is Chief Investment Officer Fixed Income of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor’s degree in Economics from the University of Colorado.

Darrell Watters is Executive Vice President and Co-Portfolio Manager of Perkins Value Plus Income Fund, which he has co-managed since inception. Mr. Watters is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor’s degree in Economics from Colorado State University.

References to Jeffrey R. Kautz are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Perkins Mid Cap Value Fund
Class L Shares

Supplement dated March 19, 2015
to Currently Effective Prospectuses

Effective March 19, 2015, the following replaces the corresponding information for Perkins Mid Cap Value Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Perkins Mid Cap Value Fund’s Prospectus:

Portfolio Managers: Thomas M. Perkins is Co-Portfolio Manager of the Fund, which he has co-managed since inception. Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2015.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectus related to the portfolio management of the Fund:

Perkins Mid Cap Value Fund

Co-Portfolio Managers Thomas M. Perkins, Kevin Preloger, and Justin Tugman are responsible for the day-to-day management of the Fund, with no limitation on the authority of any one co-portfolio manager in relation to the others.

Thomas M. Perkins is Co-Portfolio Manager of Perkins Mid Cap Value Fund. Mr. Perkins has co-managed Perkins Mid Cap Value Fund and the Fund’s predecessor since inception. He is also Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

Kevin Preloger is Co-Portfolio Manager of Perkins Mid Cap Value Fund, which he has co-managed since April 2013. He is also Portfolio Manager of other Janus accounts. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. He holds a Bachelor of Arts degree in Economics from Northwestern University.

Justin Tugman, CFA, is Co-Portfolio Manager of Perkins Mid Cap Value Fund, which he has co-managed since March 2015. He is also Portfolio Manager of other Janus accounts. Mr. Tugman joined Perkins in June 2004 as a research analyst. Mr. Tugman holds a Bachelor of Science degree in Finance from the University of Wyoming and a Master’s degree in Finance from Tulane University. Mr. Tugman holds the Chartered Financial Analyst designation.

References to Jeffrey R. Kautz are deleted.

Please retain this Supplement with your records.